Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF - January | Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - January | Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth Accelerated Plus ETF - April | Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April | Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth Accelerated Plus ETF - July | Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - July | Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth Accelerated Plus ETF - October | Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - October | Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Growth Accelerated ETF - Quarterly | Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity Accelerated ETF - Quarterly | Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Uncapped Accelerated U.S. Equity ETF | Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%